STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCK OPTIONS AND WARRANTS
Schedule of option activity	Weighted Weighted Average Average Remaining Aggregate Number of Exercise Contractual Intrinsic Warrants Shares Price Term Value Balance Outstanding, January 1, 2023 4,194,236 $8.31 5.04 $2,562,600 Granted 7,524,933 1.65 5.13 - Forfeited - - - - Exercised (3,152,386) - - - Expired (5,307) - - - Balance Outstanding, December 31, 2023 8,561,476 $3.91 4.64 $18,801 Granted 9,748,252 0.95 3.24 - Forfeited - - - - Exercised (4,874,126) - - - Expired (3,096) - - - Balance Outstanding, September 30, 2024 13,432,506 $2.64 3.28 $11,681 - - - Exercisable, September 30, 2024 13,432,506 $2.64 3.28 $11,681	Weighted Weighted Average Average Remaining Aggregate Number of Exercise Contractual Intrinsic Options Shares Price Term Value Balance Outstanding, January 1, 2022 37,000 $1.32 0.01 $75,850 Granted - - - - Forfeited - - - - Exercised - - - - Expired (37,000) - - - Balance Outstanding, December 31, 2022 - $- - $- Granted - - - - Forfeited - - - - Exercised - - - - Expired - - - - Balance Outstanding, December 31, 2023 - $- - $- Exercisable, December 31, 2023 - $- - $-
Schedule of warrants activity		Weighted Weighted Average Average Remaining Aggregate Number of Exercise Contractual Intrinsic Warrants Shares Price Term Value Balance Outstanding, January 1, 2022 147,930 $50.50 2.04 $4,992,621 Granted 9,030,301 5.96 4.18 - Forfeited (424,767) - - - Exercised (4,559,228) - - - Expired - - - - Balance Outstanding, December 31, 2022 4,194,236 $8.31 5.04 $2,562,600 Granted 7,524,933 1.65 5.13 - Forfeited - - - - Exercised (3,152,386) - - - Expired (5,307) - - - Balance Outstanding, December 31, 2023 8,561,476 $3.91 4.64 $18,801 Exercisable, December 31, 2023 8,548,142 $3.91 4.64 $18,801